ETFMG Real Estate Tech ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.4%
Australia - 8.7%
Interactive Media & Services - 7.0%
Domain Holdings Australia, Ltd.	8,759	$36,005
REA Group, Ltd.	944	115,136
Total Interactive Media & Services		151,141
Real Estate Management & Development - 1.7% (c)
PEXA Group, Ltd. (a)	2,652	38,396
Total Australia		189,537

Canada - 4.5%
Real Estate Management & Development - 4.5% (c)
Altus Group, Ltd.	670	37,590
Tricon Residential, Inc.	3,905	59,766
Total Real Estate Management & Development		97,356

Cayman Islands - 8.5%
Real Estate Management & Development - 5.4% (c)
KE Holdings, Inc. - ADR (a)	5,828	117,259
Software - 3.1%
Ming Yuan Cloud Group Holdings, Ltd.	29,483	67,152
Total Cayman Islands		184,411

Germany - 6.6%
Diversified Financial Services - 2.6%
Hypoport SE (a)	97	56,432
Interactive Media & Services - 4.0%
Scout24 SE (d)	1,249	87,338
Total Germany		143,770

Italy - 1.4%
Consumer Finance - 1.4%
Gruppo MutuiOnline SPA	599	30,211

Japan - 1.0%
Interactive Media & Services - 0.3%
GA Technologies Co., Ltd. (a)	526	5,958
Real Estate Management & Development - 0.7% (c)
SRE Holdings Corp. (a)	233	14,706
Total Japan		20,664

Sweden - 1.2%
Interactive Media & Services - 1.2%
Hemnet Group AB (a)	1,431	26,494

United Kingdom - 4.3%
Interactive Media & Services - 4.3%
Rightmove PLC	8,692	93,532

United States - 63.2%
Electronic Equipment, Instruments & Components - 1.3%
SmartRent, Inc. (a)	2,901	28,082
Hotels, Restaurants & Leisure - 4.8%
Airbnb, Inc. - Class A (a)	635	105,721
Insurance - 2.9%
Hippo Holdings, Inc. (a)	8,420	23,829
Lemonade, Inc. (a)	922	38,825
Total Insurance		62,654
Interactive Media & Services - 3.1%
Angi, Inc. (a)	7,336	67,565
Internet & Direct Marketing Retail - 1.1%
Porch Group, Inc. (a)	1,467	22,871
Professional Services - 4.9%
CoStar Group, Inc. (a)	1,350	106,691
Real Estate Management & Development - 25.8% (c)
Compass, Inc. - Class A (a)	6,088	55,340
Doma Holdings, Inc. (a)	4,827	24,521
eXp World Holdings, Inc.	2,208	74,388
Fathom Holdings, Inc. (a)	237	4,849
Offerpad Solutions, Inc. (a)	3,567	22,829
Opendoor Technologies, Inc. (a)	7,346	107,325
Redfin Corp. (a)	1,578	60,579
WeWork, Inc. - Class A (a)	10,179	87,539
Zillow Group, Inc. - Class A (a)	1,988	123,694
Total Real Estate Management & Development		561,064
Software - 11.3%
Appfolio, Inc. - Class A (a)	519	62,830
Black Knight, Inc. (a)	1,452	120,356
Matterport, Inc. (a)	3,022	62,374
Total Software		245,560
Thrifts & Mortgage Finance - 8.0%
loanDepot, Inc. - Class A	4,628	22,214
Radian Group, Inc.	2,683	56,692
Rocket Cos., Inc. - Class A	6,778	94,892
Total Thrifts & Mortgage Finance		173,798
Total United States		1,374,006
TOTAL COMMON STOCKS (Cost $2,476,308)		2,159,981

SHORT-TERM INVESTMENTS - 0.6%
First American Government Obligations Fund - Class X, 0.03% (b)	13,561	13,561
TOTAL SHORT-TERM INVESTMENTS (Cost $13,561)		13,561

Total Investments (Cost $2,489,869) - 100.0%		2,173,542
Liabilities in Excess of Other Assets - (0.0)%		(759)
TOTAL NET ASSETS - 100.0%		$2,172,783

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2021.
(c)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Real Estate Management & Development industry.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified insitutional investors. At December 31, 2021, the market value of these securities total $87,338, which represents 4.02% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

HHH
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,159,981	$-	$-	$2,159,981
Short-Term Investments	13,561	-	-	13,561
Total Investments in Securities	$2,173,542	$-	$-	$2,173,542

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.